Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.1%		Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)(b)		432,978	$43,531,608
TOTAL EXCHANGE TRADED FUNDS (Cost $41,483,556)			43,531,608

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 35.7%
First American Government Obligations Fund - Class X, 4.03% (a)(b)(c)		31,032,120	31,032,120
TOTAL MONEY MARKET FUNDS (Cost $31,032,120)			31,032,120

TOTAL INVESTMENTS - 85.8% (Cost $72,515,676)			74,563,728
Other Assets in Excess of Liabilities - 14.2%			12,366,760
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$86,930,488
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $74,563,728.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked Bonds & Managed Futures ETF
Consolidated Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked Bonds & Managed Futures ETF & Return Stacked RSBT Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	70	12/15/2025	$4,582,200	$(21,427)
British Pound/U.S. Dollar Cross Currency Rate	34	12/15/2025	2,792,250	(51,149)
Copper (a)	15	12/29/2025	1,908,375	13,966
Euro STOXX 50 Quanto Index	93	12/19/2025	6,085,145	74,255
Euro/U.S. Dollar Cross Currency Rate	47	12/15/2025	6,786,800	(103,720)
Euro-Bund	37	12/08/2025	5,525,658	(21,796)
FTSE 100 Index	196	12/19/2025	25,097,435	735,117
German Stock Index	10	12/19/2025	6,935,018	(91,707)
Gold (a)	13	12/29/2025	5,195,450	234,278
Long Gilt	27	12/29/2025	3,321,080	(357)
Low Sulphur Gas Oil (a)	16	12/11/2025	1,120,000	83,954
Nasdaq 100 Index	19	12/19/2025	9,881,520	554,253
Nikkei 225 Index	21	12/11/2025	5,497,800	482,362
NY Harbor ULSD (a)	11	11/28/2025	1,108,153	75,864
Reformulated Gasoline Blendstock (a)	5	11/28/2025	399,168	18,198
S&P 500 Index	46	12/19/2025	15,810,200	378,087
S&P/Toronto Stock Exchange 60 Index	31	12/18/2025	7,883,467	147,166
Silver (a)	11	12/29/2025	2,648,800	149,785
U.S. Treasury 10 Year Notes	178	12/19/2025	20,055,594	(21,850)
U.S. Treasury 2 Year Notes	237	12/31/2025	49,353,399	(125,769)
U.S. Treasury 5 Year Notes	231	12/31/2025	25,227,727	(64,638)
U.S. Treasury Long Bonds	114	12/19/2025	13,373,625	132,829
WTI Crude Oil (a)	1	11/20/2025	60,980	(1,324)
				$2,576,377
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(94)	12/16/2025	$6,722,410	$25,531
Japanese Yen/U.S. Dollar Cross Currency Rate	(110)	12/15/2025	8,960,188	171,909
Natural Gas (a)	(17)	11/25/2025	701,080	(26,441)
				$170,999
Net Unrealized Appreciation (Depreciation)		$ –	$–	$2,747,376

(a)	Futures held in the Return Stacked Cayman Subsidiary.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked Bonds & Managed Futures ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$43,531,608	$–	$–	$43,531,608
Money Market Funds	31,032,120	–	–	31,032,120
Total Investments	$74,563,728	$–	$–	$74,563,728

Other Financial Instruments: (a)
Futures Contracts	$3,277,554	$–	$–	$3,277,554
Total Other Financial Instruments	$3,277,554	$–	$–	$3,277,554

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	$(530,178)	$–	$–	$(530,178)
Total Other Financial Instruments	$(530,178)	$–	$–	$(530,178)

(a) Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.